SALOMON BROTHERS CAPITAL FUND INC

SALOMON BROTHERS SERIES FUND INC

on behalf of

Salomon Brothers Balanced Fund

SUPPLEMENT DATED DECEMBER 23, 2005

TO

PROSPECTUS DATED APRIL 29, 2005

Effective January 1, 2006, the information set forth under the heading, “Dividends, Distributions and Taxes” in the Prospectus is revised and superseded to read as follows:

DIVIDENDS, DISTRIBUTIONS AND TAXES

The funds normally pay dividends and distribute capital gains, if any, as follows:

Fund	Dividends Declared	Income Dividend Distributions	Capital Gain Distributions
Balanced Fund	quarterly	quarterly	annually
Capital Fund	annually	annually	annually

SAM #0790